Schedule of Investments (unaudited) January 31, 2024	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 4.6%
Albemarle Corp.	4,673	$536,180
CF Industries Holdings, Inc.	59,383	4,484,010
Nutrien Ltd.	74,600	3,720,302

		8,740,492

Containers & Packaging — 9.5%
Avery Dennison Corp.	18,766	3,742,879
Graphic Packaging Holding Co.	106,769	2,723,677
Packaging Corp. of America	32,666	5,418,636
Smurfit Kappa Group PLC	165,049	6,150,515

		18,035,707

Energy Equipment & Services — 1.4%
Schlumberger NV	55,065	2,681,666

Food Products — 2.9%
Archer-Daniels-Midland Co.	31,022	1,724,203
Bunge Global SA	41,737	3,676,612

		5,400,815

Machinery — 2.1%
AGCO Corp.	31,815	3,891,929

Metals & Mining — 38.9%
Alcoa Corp.	68,308	2,032,164
Anglo American PLC	76,040	1,812,617
ArcelorMittal SA, ADR(a)	130,689	3,590,027
Barrick Gold Corp.	173,685	2,709,486
BHP Group Ltd., Class DI	270,780	8,284,245
Filo Corp.(b)	23,798	365,878
Filo Corp. Legend	49,754	764,934
First Quantum Minerals Ltd.	109,872	997,016
Franco-Nevada Corp.	14,578	1,578,068
Freeport-McMoRan, Inc.	195,718	7,768,047
Glencore PLC	859,728	4,548,785
Newmont Corp.	52,770	1,821,093
Norsk Hydro ASA	937,559	5,494,567
Nucor Corp.	11,149	2,084,083
Polyus PJSC(b)(c)	23,064	3
Rio Tinto PLC	107,750	7,458,392
Steel Dynamics, Inc.	8,278	999,072
Stelco Holdings, Inc.	90,971	2,920,383
Teck Resources Ltd., Class B	106,003	4,241,180
Vale SA, ADR	450,326	6,164,963
Wheaton Precious Metals Corp.	167,428	7,847,350

		73,482,353

Security	Shares	Value

Oil, Gas & Consumable Fuels — 36.2%
BP PLC	1,333,774	$7,789,796
Cameco Corp.	33,986	1,622,832
Canadian Natural Resources Ltd.	67,383	4,312,271
Cheniere Energy, Inc.	19,559	3,207,480
Chevron Corp.	53,415	7,874,973
ConocoPhillips	43,478	4,863,884
EOG Resources, Inc.	18,723	2,130,490
Exxon Mobil Corp.	105,099	10,805,228
Gazprom PJSC(b)(c)	1,253,804	139
Shell PLC	449,553	13,937,181
TotalEnergies SE	185,123	12,009,963

		68,554,237

Paper & Forest Products — 2.8%
UPM-Kymmene OYJ	144,470	5,254,694

Total Long-Term Investments — 98.4% (Cost: $163,983,249)		186,041,893

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.21%(d)(e)	413,386	413,386
SL Liquidity Series, LLC, Money Market Series, 5.50%(d)(e)(f)	3,723,554	3,725,043

Total Short-Term Securities — 2.2% (Cost: $4,138,462)		4,138,429

Total Investments — 100.6% (Cost: $168,121,711)		190,180,322

Liabilities in Excess of Other Assets — (0.6)%		(1,087,865)

Net Assets — 100.0%		$189,092,457

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

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Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Natural Resources Trust

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$11,853,690	$—		$(11,440,304	)(a)	$—	$—	$413,386	413,386	$213,962		$—
SL Liquidity Series, LLC, Money Market Series	3,071	3,721,685	(a)	—		323	(36)	3,725,043	3,723,554	3,696	(b)	—

						$323	$(36)	$4,138,429		$217,658		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$8,740,492	$—	$—	$8,740,492
Containers & Packaging	11,885,192	6,150,515	—	18,035,707
Energy Equipment & Services	2,681,666	—	—	2,681,666
Food Products	5,400,815	—	—	5,400,815
Machinery	3,891,929	—	—	3,891,929
Metals & Mining	45,118,810	28,363,540	3	73,482,353
Oil, Gas & Consumable Fuels	34,817,158	33,736,940	139	68,554,237
Paper & Forest Products	—	5,254,694	—	5,254,694

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Natural Resources Trust

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$413,386	$—	$—	$413,386

	$112,949,448	$73,505,689	$142	186,455,279

Investments Valued at NAV(a)				3,725,043

				$190,180,322

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation

ADR	American Depositary Receipt

PJSC	Public Joint Stock Company

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